As filed with the Securities and Exchange Commission on    June 28, 2000
                                              Securities Act File No. 33-92712
                                      Investment Company Act File No. 811-9050

===============================================================================

                                      SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549


                                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
  X

        Pre-Effective Amendment No.
        Post-Effective Amendment No.     16
   X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
   X
        Amendment No.      20
   X


                                                 PICTET FUNDS
                              (Exact Name of Registrant as Specified in Charter)

                                     101 Federal Street, Boston, MA 02110

            Registrant's Telephone Number, including Area Code: (617) 535-0525

Name and Address of Agent for Service:                     Copies to:
Gail A. Hanson, Esq.                                       Pamela Wilson, Esq.
PFPC Inc.                                                   Hale and Dorr
101 Federal Street                                             60 State Street
BOS 610         Boston, MA 02109
Boston, Massachusetts  02110

        It is proposed that the filing will become effective:

        ____  immediately upon filing pursuant to paragraph (b)
         X     on July 21, 2000 pursuant to paragraph (b)
               60 days after filing pursuant to paragraph (a)(1) ___ on [ ] pursuant to paragraph (a)(1)
               75 days after filing pursuant to paragraph (a)(2) _ on [ ] pursuant to paragraph (a)(2) of Rule 485

        If appropriate, check the following box:

        X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of filing Post-Effective Amendment No. 16 is to designate July 21, 2000 as the new effective date for the Registrant's Post-Effective Amendment No. 14 as filed with the Securities and Exchange Commission ("SEC") on April 14, 2000 ("Post-Effective Amendment No. 14")

                                     PART A

Prospectus for Pictet European Equity Fund and Pictet International Equity Fund is incorporated by reference to Post-Effective Amendment No. 14.

                                     PART B

Statements of Additional Information for Pictet European Equity Fund and Pictet International Equity Fund are incorporated by reference to Post-Effective Amendment No. 14.

                                             C: OTHER INFORMATION

Item 23.      Exhibits


                      Exhibits:

a(1) Declaration of Trust dated May 23, 1995 is incorporated by reference to Post-Effective No. 3 as filed with the Securities and Exchange Commission January 2, 1996 ("Post-Effective Amendment No. 3").

a(2) Amendment to the Declaration of Trust dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

a(3) Amendment to the Declaration of Trust dated December 28, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

a(4) Amendment to the Declaration of Trust dated March 1, 1996 is incorporated by reference to Post-Effective Amendment No. 4 as filed with the Securities and Exchange Commission April 1, 1996 ("Post-Effective Amendment No. 4").

a(5) Amendment to the Declaration of Trust dated April 17, 1997 is incorporated by reference to Post-Effective Amendment No. 8 as filed with the Securities and Exchange Commission April 30, 1998 ("Post-Effective Amendment No. 8").

a(6) Amendment to the Declaration of Trust dated April 13, 1999 is incorporated by reference to Post-Effective Amendment No. 12.

   a(7) Amendment to the Declaration of Trust dated May 11, 2000 is filed herein as Exhibit a(7).

b By-Laws dated May 23, 1995 is incorporated by reference to Post-Effective Amendment No. 3.

c Not Applicable.

d(1) Investment Advisory Agreement between Registrant and Pictet International Management Limited dated October 3, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3

d(2) Supplement dated January 2, 1996 to the Investment Advisory Agreement with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

d(3) Supplement dated March 12, 1997 to the Investment Advisory Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

e Distribution Agreement between Registrant and Provident Distributors, Inc. dated September 24, 1999 with respect to Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund, Pictet Eastern European Fund and Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 13.

f Not Applicable.

g(1) Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated September 15, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

g(2) Amendment to Custodian Agreement dated January 10, 1996 with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4

g(3) Amendment to Custodian Agreement dated September 13, 1996 is incorporated by reference to Post-Effective Amendment No. 6 filed with the Securities and Exchange Commission February 17, 1997.

g(4) Amendment to Custodian Agreement dated September 16, 1997 with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

g(5) Amendment to Custodian Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

h(1) Transfer Agency and Services Agreement between Registrant and The Shareholder Services Group, Inc. (now known as PFPC Inc.) dated October 3, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

h(2)  Supplement  dated  January 2, 1996 to the  Transfer  Agency  and  Services
Agreement  with  respect  to  Pictet   International  Small  Companies  Fund  is
incorporated by reference to Post-Effective Amendment No. 4.

h(3) Supplement dated March 12, 1997 to the Transfer Agency and Services Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

h(4) Supplement to the Transfer Agency and Services Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

h(5) Administration Agreement dated October 3, 1995 between Registrant and The Shareholder Services Group, Inc. (now known as PFPC Inc.) with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

h(6) Amendment dated September 24, 1999 to the Administration Agreement dated October 3, 1995 is incorporated by reference to Post-Effective Amendment No. 13.

h(7) Supplement dated January 2, 1996 to the Administration Agreement dated October 3, 1995 with respect to Pictet International Small Companies Fund is incorporated by reference to Post-Effective Amendment No. 4.

h(8) Supplement dated March 12, 1997 to the Administration Agreement with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

h(9) Supplement to the Administration Agreement with respect to Pictet European Equity Fund is incorporated by reference to Post-Effective Amendment No. 10.

i Not Applicable.

j(1) Power of Attorney is incorporated by reference to Post- Effective Amendment No. 13.

   j(2) Not Applicable.

k Not Applicable.

l(1) Purchase Agreement dated October 2, 1995 with respect to Pictet Global Emerging Markets Fund is incorporated by reference to Post-Effective Amendment No. 3.

l(2)  Purchase   Agreement  dated  February  1,  1996  with  respect  to  Pictet
International Small Companies is incorporated by reference to Post-Effective Amendment No. 4.

l(3) Purchase Agreement dated March 12, 1997 with respect to Pictet Eastern European Fund is incorporated by reference to Post-Effective Amendment No. 8.

m Not Applicable.

n Not Applicable.

o(1) Code of Ethics for the Trust is incorporated by reference to Post-Effective Amendment No. 14.

o(2) Code of Ethics for Pictet International Management Limited is incorporated by reference to Post-Effective Amendment No. 14.

Item 24.      Persons Controlled by or Under Common Control with Registrant

Registrant is not controlled by or under common control with any person.

Item 25.      Indemnification

Under Section 4.3 of Registrant's Declaration of Trust, any past or present Trustee or officer of Registrant (hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit, or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, as amended, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust, as amended, and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, as amended, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Investment Adviser

Pictet International Management Limited (the "Adviser") is an affiliate of Pictet & Cie (the "Bank"), a Swiss private bank which was founded in 1805. The Bank manages the accounts for institutional and private clients and is owned by eight partners. The Adviser, established in 1980, manages the investment needs of clients seeking to invest in the international fixed revenue and equity markets.

The list required by this Item 26 of officers and directors of Pictet International Management Limited, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Pictet International Management Limited pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15143).

Item 27.      Principal Underwriters

(a) In addition to Pictet Funds, Provident Distributors, Inc. (the "Distributor") act as principal underwriter for the following investment companies: International Dollar Reserve Fund I, Ltd., Provident Institutional Funds Trust, Pacific Innovations Trust, Columbia Common Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia International Stock Fund, Inc., Columbia Special Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia U.S. Government Securities Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., Columbia National Municipal Bond Fund, Inc., GAMNA Series Funds, Inc., WT Investment Trust, Kalmar Pooled Investment Trust, The RBB Fund, Inc., Robertson Stephens Investment Trust, HT Insight Funds, Inc., Harris Insight Funds Trust, Hilliard-Lyons Government Fund, Inc., Hilliard-Lyons Growth Fund, Inc., Hilliard-Lyons Research Trust, Senbanc Fund, Warburg Pincus Trust, ABN AMRO Funds, Deutsche Asset Management VIT Funds, Alleghany Funds, First Choice Funds Trust, LKCM Funds, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, Wilshire Target Funds, Inc., Undiscovered Managers Fund, New Covenant Funds, Forward Funds, Inc., Light Index Funds, Inc. Weiss Peck & Greer Funds Trust, Weiss Peck & Greer International Fund, WPG Growth Fund, WPG Growth & Income Fund, WPG Tudor Fund, RWB/WPG U..S. Large Stock Fund, Tomorrow Funds Retirement Trust, The Govett Funds, Inc., IAA Trust Growth Fund, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Taxable Fixed Income Series Fund, Inc., Matthews International Funds, MCM Funds, Metropolitan West Funds, Smith Breeden Series Fund, Smith Breeden Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Stratton Funds, Inc., Trainer, Wortham First Mutual Funds and The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc. a wholly owned subsidiary of Provident Distributors, Inc.), Northern Funds Trust and Northern Institutional Funds Trust (Distributed by Northern Funds Distributors, LLC. a wholly owned subsidiary of Provident Distributors, Inc.) The Offit Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc., and The Offit Investment Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc.). Provident Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Provident Distributors, Inc. is
located at Four Falls Corporate Center, Suite 600, West Conshohocken, Pennsylvania 19428-2961.

(b) The information required by this Item 27(b) with respect to each director, officer or partner of Provident Distributors, Inc. ("PDI") is incorporated by reference to Schedule A of Form BD filed by PDI with the SEC pursuant to the Securities Act of 1934 (File No. 8-46564). No director, officer, or partner of PDI holds a position or office with the Registrant.


(c) Not Applicable.

Item 28.      Location of Accounts and Records

All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of:

              Pictet International Management Limited
              Tower 42, Level 37
              25 Old Broad Street
              London, England EC2N 1HQ
              (records relating to its functions as investment adviser)

              Brown Brothers Harriman & Co.
              40 Water Street
              Boston, Massachusetts  02109
              (records relating to its functions as custodian)

              PFPC Inc.
              101 Federal Street
              BOS 610
              Boston, Massachusetts  02110
              (records relating to its functions as administrator)

              PFPC Inc.
              4400 Computer Drive
              Westboro, Massachusetts  01581-5120
              (records relating to its functions as transfer agent)

              Provident Distributors, Inc.
              3200 Horizon Drive
              King of Prussia, PA 19406
              (records relating to its functions as distributor)

Item 29.      Management Services

              Not Applicable.

Item 30.      Undertakings

              Not Applicable

                                   EXHIBIT INDEX

Exhibit
Number            Description


a(7)              Amendment to Declaration of Trust

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Pictet Funds certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of June 2000.


                                  PICTET FUNDS


                                           By                 *
                                                        Jean G. Pilloud
                                               Chairman, President and Trustee

* By:
                  /s/Andrew M. Goldberg
                  Andrew M. Goldberg
                  as Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to the Registration Statement of Pictet Funds has been signed by the following persons in the capacities and on the dates indicated:


Signature                           Title                            Date

            *                       Chairman, President           June 28, 2000
---------------------------
(Jean G. Pilloud)          and Trustee
                                    (principal executive officer)

            *                               Treasurer             June 28, 2000
------------------------------
(William J. Baltrus)                (principal financial and
                                    accounting officer)

            *                               Trustee               June 28, 2000
-------------------------------------
(Jean-Francois Demole)

            *                               Trustee               June 28, 2000
-------------------------------------
(Jeffrey P. Somers, Esq.)

            *                               Trustee              June 28, 2000
-------------------------------
(Bruce W. Schnitzer)

            *                               Trustee               June 28, 2000
---------------------------
(David J. Callard)

* By:
                  /s/Andrew M. Goldberg
                  Andrew M. Goldberg
                  as Attorney-in-Fact